Stockholders’ Equity (Details) - Schedule of Warrant Activity - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Warrant Activity [Abstract]
Warrant, outstanding beginning balance	16,261,701
Weighted Average Exercise Price, outstanding beginning balance	$ 2.94
Warrant, Granted	293,194,132	22,460,182	1,961,267
Weighted Average Exercise Price, Granted	$ 0.72	$ 2.07	$ 5.6
Warrant, Exercised	(13,009,059)	(9,624,067)	(2,414,218)
Weighted Average Exercise, Exercised	$ (0.03)	$ 5.18	$ 4.55
Warrant, Forfeited/Cancelled	(323,980)	(2,233,246)	(19,167)
Weighted Average Exercise Price, Forfeited/Cancelled	$ (4.31)	$ 4.73	$ 24
Warrant, outstanding ending balance	296,122,794	16,261,701
Weighted Average Exercise Price, outstanding ending balance	$ 0.11	$ 2.94
Warrant, exercisable	296,122,794	16,261,699
Weighted Average Exercise Price, exercisable	$ 0.11	$ 2.79